American Mutual Fund®
Investment portfolio
July 31, 2021
unaudited
Common stocks 94.64% Energy 5.62%	Shares	Value (000)
Baker Hughes Co., Class A	3,946,281	$83,819
Canadian Natural Resources, Ltd. (CAD denominated)	5,659,236	186,751
Chevron Corp.	9,171,361	933,736
ConocoPhillips	17,588,854	986,031
DT Midstream, Inc.[1]	473,574	20,080
Enbridge, Inc.	4,236,145	166,692
EOG Resources, Inc.	9,600,815	699,515
Exxon Mobil Corp.	1,792,477	103,193
Royal Dutch Shell PLC, Class A (ADR)[2]	3,982,362	161,764
Schlumberger, Ltd.	1,607,899	46,356
Suncor Energy, Inc.	5,120,801	100,807
TC Energy Corp.	6,934,647	337,925
TC Energy Corp. (CAD denominated)	14,867,216	724,771
		4,551,440
Materials 4.26%
Air Products and Chemicals, Inc.	1,873,409	545,218
Barrick Gold Corp.	4,229,689	92,080
Linde PLC	6,031,314	1,853,966
LyondellBasell Industries NV	5,431,592	539,520
Newmont Corp.	360,009	22,616
Nutrien, Ltd.	3,110,580	184,768
PPG Industries, Inc.	1,238,035	202,444
Sherwin-Williams Company	36,280	10,559
		3,451,171
Industrials 12.15%
ABB, Ltd.	4,458,005	163,044
Air Lease Corp., Class A	486,450	20,606
AMETEK, Inc.	313,123	43,540
BAE Systems PLC (ADR)	871,207	28,157
Carrier Global Corp.	7,463,473	412,357
Caterpillar, Inc.	1,858,271	384,198
CSX Corp.	18,439,621	595,969
Cummins, Inc.	1,298,173	301,306
Emerson Electric Co.	679,356	68,540
General Dynamics Corp.	3,486,362	683,432
Honeywell International, Inc.	2,008,969	469,677
Illinois Tool Works, Inc.	2,066,898	468,504
L3Harris Technologies, Inc.	817,108	185,271
Lockheed Martin Corp.	1,854,149	689,132
ManpowerGroup, Inc.	752,490	89,230
Norfolk Southern Corp.	1,360,223	350,706
Northrop Grumman Corp.	802,577	291,351
Otis Worldwide Corp.	992,128	88,845
Raytheon Technologies Corp.	20,210,022	1,757,261
RELX PLC (ADR)	1,982,721	58,748
American Mutual Fund — Page 1 of 8

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Stanley Black & Decker, Inc.	1,296,226	$255,421
TFI International, Inc.	678,122	75,963
TFI International, Inc. (CAD denominated)	62,349	6,980
Union Pacific Corp.	3,811,948	833,902
United Parcel Service, Inc., Class B	3,186,300	609,730
Waste Connections, Inc.	1,705,491	216,069
Waste Management, Inc.	4,705,954	697,705
		9,845,644
Consumer discretionary 4.49%
Dollar General Corp.	1,019,132	237,091
Hasbro, Inc.	3,167,426	314,969
Home Depot, Inc.	5,137,832	1,686,185
Lowe’s Companies, Inc.	881,764	169,907
McDonald’s Corp.	2,109,538	512,006
NIKE, Inc., Class B	302,990	50,754
Starbucks Corp.	485,831	58,995
VF Corp.	2,377,846	190,703
Whirlpool Corp.	722,430	160,047
Williams-Sonoma, Inc.	1,659,531	251,751
		3,632,408
Consumer staples 7.57%
Church & Dwight Co., Inc.	2,730,271	236,387
Coca-Cola Company	3,841,439	219,077
Colgate-Palmolive Company	990,562	78,750
General Mills, Inc.	16,504,354	971,446
Keurig Dr Pepper, Inc.	27,214,132	958,209
Kroger Co.	3,308,123	134,641
McCormick & Co., Inc., nonvoting shares	2,906,166	244,612
Mondelez International, Inc.	16,548,887	1,046,883
PepsiCo, Inc.	6,858,010	1,076,365
Procter & Gamble Company	8,183,993	1,164,009
		6,130,379
Health care 17.53%
Abbott Laboratories	13,424,317	1,624,074
AbbVie, Inc.	9,272,439	1,078,385
AmerisourceBergen Corp.	954,567	116,619
Amgen, Inc.	7,147,422	1,726,388
AstraZeneca PLC (ADR)	7,514,520	430,131
Baxter International, Inc.	720,482	55,729
CVS Health Corp.	6,531,407	537,927
Danaher Corp.	696,441	207,184
Eli Lilly and Company	3,283,266	799,475
Gilead Sciences, Inc.	32,060,231	2,189,393
GlaxoSmithKline PLC (ADR)[2]	17,636,047	707,911
Johnson & Johnson	1,427,071	245,742
Medtronic PLC	5,448,626	715,459
Merck & Co., Inc.	10,892,189	837,283
Novartis AG	1,501,657	139,051
Novartis AG (ADR)	896,708	82,847
Organon & Co.[1]	583,469	16,926
Pfizer, Inc.	2,705,888	115,839
Roche Holding AG (ADR)	1,833,568	88,488
American Mutual Fund — Page 2 of 8

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Stryker Corp.	831,075	$225,171
Thermo Fisher Scientific, Inc.	224,662	121,320
UnitedHealth Group, Inc.	3,901,941	1,608,458
Zimmer Biomet Holdings, Inc.	3,259,747	532,708
		14,202,508
Financials 12.60%
American International Group, Inc.	4,493,611	212,772
Aon PLC, Class A	1,379,357	358,674
Bank of America Corp.	7,145,145	274,088
Berkshire Hathaway, Inc., Class B1	249,036	69,304
BlackRock, Inc.	453,882	393,593
Chubb, Ltd.	1,981,273	334,320
Citigroup, Inc.	2,646,274	178,941
CME Group, Inc., Class A	3,294,924	698,952
East West Bancorp, Inc.	1,279,700	91,051
Great-West Lifeco, Inc. (CAD denominated)	10,233,999	307,939
Intercontinental Exchange, Inc.	2,470,351	296,022
JPMorgan Chase & Co.	9,401,843	1,427,012
KeyCorp	16,512,472	324,635
Marsh & McLennan Companies, Inc.	4,457,622	656,251
Moody’s Corp.	35,950	13,517
Morgan Stanley	1,138,414	109,265
Nasdaq, Inc.	231,255	43,182
National Bank of Canada	1,708,494	130,766
PNC Financial Services Group, Inc.	4,653,330	848,814
Principal Financial Group, Inc.	3,287,930	204,279
Progressive Corp.	1,992,685	189,624
S&P Global, Inc.	726,662	311,535
State Street Corp.	3,903,997	340,194
Toronto-Dominion Bank	1,546,436	102,761
Toronto-Dominion Bank (CAD denominated)	12,721,936	845,852
Travelers Companies, Inc.	2,596,421	386,659
Truist Financial Corp.	10,625,672	578,355
U.S. Bancorp	4,668,916	259,312
Wells Fargo & Company	2,935,250	134,845
Willis Towers Watson PLC	421,379	86,838
		10,209,352
Information technology 14.86%
Accenture PLC, Class A	2,360,772	749,970
Amphenol Corp., Class A	3,294,561	238,823
Analog Devices, Inc.	2,381,082	398,641
Apple, Inc.	8,300,818	1,210,757
Applied Materials, Inc.	1,035,284	144,867
Automatic Data Processing, Inc.	1,062,456	222,723
Cisco Systems, Inc.	6,386,049	353,596
Fidelity National Information Services, Inc.	1,231,958	183,623
Intel Corp.	13,621,666	731,756
Intuit, Inc.	376,743	199,662
KLA Corp.	866,814	301,790
Mastercard, Inc., Class A	918,224	354,379
Microsoft Corp.	12,735,081	3,628,352
NetApp, Inc.	4,607,106	366,680
Paychex, Inc.	5,265,336	599,301
American Mutual Fund — Page 3 of 8

unaudited
Common stocks (continued) Information technology (continued)	Shares	Value (000)
QUALCOMM, Inc.	2,210,109	$331,074
Samsung Electronics Co., Ltd. (GDR)	16,937	29,072
Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	3,754,282	437,899
Texas Instruments, Inc.	4,508,489	859,408
Visa, Inc., Class A	1,434,870	353,538
Western Union Company	14,538,601	337,441
		12,033,352
Communication services 5.48%
Activision Blizzard, Inc.	1,013,893	84,782
AT&T, Inc.	2,316,498	64,978
BCE, Inc.	7,449,328	371,810
Comcast Corp., Class A	45,347,209	2,667,776
Electronic Arts, Inc.	286,005	41,173
Omnicom Group, Inc.	3,994,376	290,870
TELUS Corp.	22,090,781	490,650
Verizon Communications, Inc.	7,601,945	424,037
		4,436,076
Utilities 7.36%
American Electric Power Company, Inc.	5,415,783	477,239
CenterPoint Energy, Inc.[3]	35,992,334	916,364
CMS Energy Corp.	3,847,884	237,761
Dominion Energy, Inc.	2,995,782	224,294
DTE Energy Company	1,221,763	143,337
Edison International	4,173,371	227,449
Entergy Corp.	3,126,526	321,782
Exelon Corp.	20,832,664	974,969
NextEra Energy, Inc.	8,514,028	663,243
Public Service Enterprise Group, Inc.	11,573,482	720,218
Sempra Energy	3,982,299	520,287
Xcel Energy, Inc.	7,844,805	535,408
		5,962,351
Real estate 2.72%
Americold Realty Trust REIT	1,804,967	70,123
Crown Castle International Corp. REIT	2,152,100	415,549
Digital Realty Trust, Inc. REIT	7,617,650	1,174,337
Equinix, Inc. REIT	61,823	50,720
Extra Space Storage, Inc. REIT	150,600	26,225
Kimco Realty Corp. REIT	16,477,494	351,465
Prologis, Inc. REIT	922,333	118,096
		2,206,515
Total common stocks (cost: $48,044,383,000)		76,661,196
Preferred securities 0.05% Financials 0.01%
U.S. Bancorp, Series F, 6.50% noncumulative preferred depositary shares	385,584	9,983
American Mutual Fund — Page 4 of 8

unaudited
Preferred securities (continued) Information technology 0.04%	Shares	Value (000)
Samsung Electronics Co., Ltd., preferred shares (GDR)	20,940	$32,959
Total preferred securities (cost: $27,800,000)		42,942
Convertible stocks 0.51% Industrials 0.05%
Stanley Black & Decker, Inc., convertible preferred shares, 5.25% 2022[2]	325,404	38,397
Health care 0.46%
Danaher Corp., Series A, cumulative convertible preferred shares, 4.75% 2022	64,745	129,021
Danaher Corp., Series B, cumulative convertible preferred shares, 5.00% 2023	155,454	249,132
		378,153
Total convertible stocks (cost: $304,989,000)		416,550
Bonds, notes & other debt instruments 0.02% Corporate bonds, notes & loans 0.02% Financials 0.02%	Principal amount (000)
JPMorgan Chase & Co., Series I, 3.599% junior subordinated perpetual bonds (3-month USD-LIBOR + 3.47% on 7/30/2021)[4]	$18,412	18,505
Total bonds, notes & other debt instruments (cost: $15,466,000)		18,505
Short-term securities 5.13% Money market investments 4.83%	Shares
Capital Group Central Cash Fund 0.05%[3,5]	39,127,312	3,913,122
Money market investments purchased with collateral from securities on loan 0.30%
Capital Group Central Cash Fund 0.05%[3,5,6]	1,150,949	115,107
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.03%[5,6]	40,400,000	40,400
BlackRock Liquidity Funds – FedFund, Institutional Shares 0.03%[5,6]	38,100,000	38,100
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 0.03%[5,6]	32,800,254	32,800
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%[5,6]	7,100,000	7,100
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 0.03%[5,6]	4,700,000	4,700
Fidelity Investments Money Market Government Portfolio, Class I 0.01%[5,6]	2,300,000	2,300
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 0.03%[5,6]	2,300,000	2,300
		242,807
Total short-term securities (cost: $4,155,451,000)		4,155,929
Total investment securities 100.35% (cost: $52,548,089,000)		81,295,122
Other assets less liabilities (0.35%)		(287,517)
Net assets 100.00%		$81,007,605
American Mutual Fund — Page 5 of 8

unaudited
Investments in affiliates3

	Value of affiliates at 11/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 7/31/2021 (000)	Dividend income (000)
Common stocks 1.13%
Utilities 1.13%
CenterPoint Energy, Inc.	$633,969	$288,928	$151,217	$16,208	$128,476	$916,364	$14,980
Short-term securities 4.97%
Money market investments 4.83%
Capital Group Central Cash Fund 0.05%[5]	3,825,493	7,445,769	7,358,036	116	(220)	3,913,122	2,309
Money market investments purchased with collateral from securities on loan 0.14%
Capital Group Central Cash Fund 0.05%[5,6]	—	115,107[7]				115,107	—[8]
Total short-term securities						4,028,229
Total 6.10%				$16,324	$128,256	$4,944,593	$17,289
[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $238,458,000, which represented .29% of the net assets of the fund.
[3]	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
[4]	Step bond; coupon rate may change at a later date.
[5]	Rate represents the seven-day yield at 7/31/2021.
[6]	Security purchased with cash collateral from securities on loan.
[7]	Represents net activity.
[8]	Dividend income is included with securities lending income and is not shown in this table.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
American Mutual Fund — Page 6 of 8

unaudited
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.
American Mutual Fund — Page 7 of 8

unaudited
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of July 31, 2021 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Energy	$4,551,440	$—	$—	$4,551,440
Materials	3,451,171	—	—	3,451,171
Industrials	9,845,644	—	—	9,845,644
Consumer discretionary	3,632,408	—	—	3,632,408
Consumer staples	6,130,379	—	—	6,130,379
Health care	14,202,508	—	—	14,202,508
Financials	10,209,352	—	—	10,209,352
Information technology	12,033,352	—	—	12,033,352
Communication services	4,436,076	—	—	4,436,076
Utilities	5,962,351	—	—	5,962,351
Real estate	2,206,515	—	—	2,206,515
Preferred securities	42,942	—	—	42,942
Convertible stocks	416,550	—	—	416,550
Bonds, notes & other debt instruments	—	18,505	—	18,505
Short-term securities	4,155,929	—	—	4,155,929
Total	$81,276,617	$18,505	$—	$81,295,122
Key to abbreviations and symbol
ADR = American Depositary Receipts
CAD = Canadian dollars
GDR = Global Depositary Receipts
LIBOR = London Interbank Offered Rate
USD/$ = U.S. dollars
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2021 Capital Group. All rights reserved.
MFGEFP3-003-0921O-S85341	American Mutual Fund — Page 8 of 8